Putnam Investments
One Post Office Square
Boston, MA 02109
February 17, 2012

BY EDGAR CORRESPONDENCE

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Putnam Mortgage Recovery Fund (the “Fund”) (File Nos. 333-178890 and 811-22654)

Ladies and Gentlemen:

We are filing today via EDGAR Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Putnam Mortgage Recovery Fund, a Massachusetts business trust.

This Pre-Effective Amendment No. 1 is being filed for the purpose of implementing comments provided to us by Mr. H.R. Hallock, Jr. of the staff (the “Staff”) of the Securities and Exchange Commission, who provided the Staff’s written comments regarding the Fund’s Registration Statement under the Securities Act and the 1940 Act, filed on Form N-2 on January 5, 2012. Responses to these comments are set forth below. The disclosure changes described below are reflected in Pre-Effective Amendment No. 1.

No fees are required in connection with this filing. Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 11105.

PROSPECTUS

Front Cover Page

1. Price Table

(a) The prospectus states, at page 11, under “Plan of Distribution,” that the Fund’s securities will be offered on a best efforts basis. Please include the total minimum and maximum amounts required to be shown in the table for such offerings, instead of the “Total” information that is currently shown. See Instr. 5, Item 1.1.g. of Form N-2.

Response: The requested changes have been made.

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(b) The table shows the same $300,000,000 amount for the price to the public and the proceeds to the Fund, respectively, with no deduction for a sales load. Because the Fund will receive the total proceeds of the offering, please delete the words “or Other Persons” from the heading of the third column.

Response: The requested change has been made.

(c) Please add a footnote to the third column setting forth the total amount of other expenses of issuance and distribution required by Item 26 of Form N-2. See Instr. 6, Item 1.1.g.

Response: The requested change has been made.

2. The prospectus states, in the second sentence of the first paragraph on the inside front cover page, that the Fund will make repurchase offers every six months until its NAV is at least $250,000,000. The prospectus also states, in the next to last sentence of the same paragraph, that the first repurchase offer is expected to occur on an unspecified date in 2012. While it may be assumed that the first repurchase offer will not be made until the offering proceeds amount to at least $300,000,000, as the price table would seem to imply, and the offering period ends - on a date to be specified on page 3, in the section titled “The Offering,” those related facts and circumstances should be made expressly clear. See also Comments 7(a) and (b), below.

Response: The Fund’s initial repurchase offer will be made in May 2012, with the corresponding repurchase pricing date to occur in June 2012, regardless of the Fund’s net asset value at that time. Thereafter, in accordance with the Fund’s stated policy, the periodic interval between repurchase request deadlines will be six months until such time as the Fund’s net asset value exceeds $250,000,000, at which time the periodic interval between repurchase request deadlines will be three months (regardless of whether the Fund’s net asset value subsequently falls below $250 million). The date of the initial repurchase offer set forth above has been added to the front cover of the Prospectus and under the section entitled “Periodic Repurchase Offers.”

Summary of Terms (pp. 3-8)

3. The synopsis heading, “Summary of Terms,” is unusual and possibly confusing. Please change the heading to a more commonly used and understood term.

Response: The requested change has been made by changing the synopsis heading from “Summary of Terms” to “Prospectus Summary.”

4. It does not appear to be useful or appropriate to include disclosure of the following items, and possibly others, in this section of the prospectus: “Board of Trustees,” “Indemnification,” “Fund Reporting,” “Regulatory Matters,” “ERISA,” “Fiscal Year,” “Custodian and Transfer

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Agent,” “Independent Auditor,” and “Legal Matters.” See Guide 7, on Form N-2 with regard to the appropriate content of the synopsis in the prospectus of a closed-end fund. See also General Instructions of Form N-2, General Instructions for Parts A and B, Item 1, which states that the information required by Item 1 (Outside Front Cover), Item 2 (Cover Pages), and Item 3 (Fee Table and Synopsis) may not be separated by other information. Please revise the summary section to comply more fully with the foregoing disclosure requirements.

Response: The requested changes have been made by deleting the referenced items. We believe that, as revised, the synopsis provides a “clear and concise description of the key features of the offering and the Registrant,” as required by the Instruction to Item 3(2) of Form N-2. We note that the placement of the synopsis before the fee table is not inconsistent with the General Instructions for Part A and B, Item 1, which requires only that Items 1, 2, 3, and 4 appear in order in the Prospectus and are not preceded or separated by any other information, but does not require that information within any particular item (e.g., the fee table and synopsis in Item 3) appear in any particular order.

Investment Objective and Strategies (p. 4)

5.(a) In our view the word “mortgage” in the Fund’s names suggests a particular type of investment covered by Rule 35d-1 under the Investment Company Act of 1940. Consequently, please revise the prospectus to state, as the Rule requires, that the Fund will invest at least 80% of its net assets, including borrowings used for investment purposes, in mortgages or mortgage-related investments.

Response: The requested change has been made by adding the following under the section “Investment Objective, Strategies and Policies/Investment Strategies”:

“Under normal market conditions, the fund invests at least 80% of its net assets in non-agency residential mortgage-backed securities, non-agency commercial mortgage-backed securities, agency mortgage pass-through certificates, agency collateralized mortgage obligations and stripped mortgage-backed securities.”

(b) The prospectus states, at page 4, that the Fund will invest in derivative instruments, including “swaps, swaptions, and futures.” The prospectus states subsequently, at page 12, under “Investment Objective, Strategies and Policies/Investment Strategies,” that the Fund may also enter credit default swaps and use derivatives for both hedging, and non-hedging purposes. Please disclose the extent to which the Fund expects to invest in swaps, swaptions, and futures, as well as credit default swaps, and the extent to which it expects to use each of them for hedging or, alternatively, non-hedging purposes. Further in this regard, please consider the Division’s observations on derivatives-related disclosure set forth in a letter to the Investment Company Institute dated July 30, 2010.

Response: The Fund’s disclosure in this regard, in the sections “Investment Objective, Strategies and Policies/Investment Strategies” and “Principal Risks of Investment in the Fund/Derivatives

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Risk,” has been revised to provide that the Fund “may invest to a significant extent in derivatives, such as futures, options, swap contracts, and swaptions, for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed investments.” The Fund has taken into account the Division’s observations contained in the letter to the Investment Company Institute dated July 30, 2010 in preparing this disclosure.

Fund Fees and Expenses (p. 9)

6. Please briefly describe the “investment-related expenses” referred to in the second footnote to the fee table as an expense item that Putnam Management will not bear as part of its management fee. In this regard, we also note that the prospectus states, at page 17, under “Illiquid Markets Risk,” that investments in securities in which the Fund intends to primarily invest are characterized by “significant transaction costs.” To the extent appropriate, please modify the footnote and Fund expense disclosure elsewhere to briefly describe and reflect the effect of such transaction costs.

Response: With respect to “investment-related expenses,” the requested change has been made by by clarifying in the second footnote of the fee table that investment-related expenses include “any expenses related to short-selling or short-term borrowing related to repurchase offers.” With respect to “significant transaction costs,” the section “Principal Risks of Investment in the Fund/Illiquid Markets Risk” has been revised to clarify that the transaction costs associated with the Fund’s investments in illiquid investments are principally imputed transaction costs representing the undisclosed profit or “mark-up” included in the price of an investment by the other party to a transaction.

The Fund (pp. 10-11)

7. Use of Proceeds

(a) The prospectus states it is expected the “net proceeds of the offering” will be invested in a manner consistent with the Fund’s objective and policies “within two months” of their receipt. When, or during what time period, and in what form is it expected such “net proceeds” will be paid, and to whom? Why will some amount representing the “net proceeds,” rather than the total proceeds of the offering shown in the price table, be received and invested?

Response: The disclosure under “The Fund/Use of Proceeds” has been revised to reflect the fact that the Fund will receive the total proceeds of the offering (as opposed to the “net proceeds”) and will invest these proceeds in investments within two months of the receipt of such proceeds. Pending investment, the Fund expects to hold such proceeds in cash and/or cash-equivalents, as set forth in the Prospectus.

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(b) The prospectus further states that the proceeds will be invested in certain short-term securities or derivatives pending investment. Please expressly state whether or not these amounts will be held in escrow, trust, or a similar arrangement. See Instr. 5, Item 1.1.g. of Form N-2.

Response: The cover page of the prospectus has been revised to state that “investments will be deposited directly into the Fund, without use of an escrow, trust, or similar arrangement.” The proceeds of the offering will be assets of the Fund, and will be invested within two months of receipt as noted above.

Investment Objective, Strategies and Policies (pp. 11-14)

8. Investment Objective. Please briefly explain what the term “total return” means as it relates to the Fund’s investment objective.

Response: The requested change has been made by clarifying under the section “Investment Objective, Strategies and Policies/Investment Objective” that “total return” is composed of “capital appreciate and income.”

9. Investment Strategies. The prospectus states that the Fund expects to invest in the securities of a “wide range of private issuers.” Please state expressly whether or not such issuers include CMOs and ABS, as well as RMBS and CMBS. Also, it is our view that privately issued asset-backed securities, including mortgage backed securities, represent investments in an industry for purposes of a fund’s fundamental policy on industry concentration. Accordingly, please revise this section and other parts of the registration to reflect our position that the Fund will concentrate in an industry or group of industries with respect to its investments in securities of privately issued RMBS, CMBS, CMOs and ABS. Please also identify the particular industry or group of industries in which the Fund will concentrate its investments and describe the risks associated with such industry concentration.

Response: For purposes of this Fund’s investment program, the Fund will treat privately issued mortgage-backed and asset-backed securities as a single group of industries for purposes of the Fund’s fundamental policy on industry concentration. The Fund’s disclosure has been revised accordingly, and to reflect that the Fund may invest in CMOs, ABS, RMBS and CMBS. Risks associated with industry concentration are now set forth under “Industry concentration risk.”

10. Policies and Restrictions

(a) Please change the recital of the Fund’s concentration policy to state that the Fund will invest more than 25% of its assets in residential and commercial mortgage-backed securities

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and, in addition, change the policy statement otherwise as appropriate for consistency with the views set forth in Comment 9 above.

Response: Consistent with the Fund’s response to Comment 9 above, the requested changes have been made.

(b) Please revise the first sentence of the last paragraph in this section as appropriate for consistency with our views set forth in Comment 9 above and, in addition, review and revise this sentence as otherwise appropriate for consistency with prior interpretive and other positions taken by the staff and Commission on this subject.

Response: We have revised the sentence to indicate that Putnam Management’s determination of industry categories and assignment of issuers to them is “informed by a variety of considerations, including relevant third party categorization systems.” Taking into consideration the prior interpretive and other positions taken by the Staff and the Commission on this subject, including statements of the Staff contained in the Brief for Securities and Exchange Commission as Amicus Curiae Supporting Plaintiffs, In re Charles Schwab Corp. Securities Litigation, No. C-08-01510 (N.D. Cal. March 25, 2010), as well as the response to Comment 9 above, we believe that the sentence, as revised, is appropriate and provides useful information to investors.

(c) Please delete the statement in the following sentence of the same paragraph that Putnam Management may change industry categories as a matter of its own discretion and that such industry categories may differ from those stated in shareholder reports and other communications.

Response: We have modified the disclosure to read: “Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.” We believe that the disclosure, as revised, provides useful information to investors. Reasonable flexibility in industry categories and issuer assignments is both appropriate and, we believe, not inconsistent with positions taken by the Staff and Commission, in light of economic evolution, including the creation of new industries and the potential movement of issuers from industry to industry. Furthermore, we believe that it is common and appropriate for issuers to present portfolio information in shareholder reports and other communications on the basis of broad or aggregated industry categories as commonly understood by investors rather than on the basis of narrower industry categories similar to those identified in, for example, the Directory of Companies Filing Annual Reports with the Securities and Exchange Commission identified in Guide 19 to Form N-1A.

STATEMENT OF ADDITIONAL INFORMATION

Management (p.11-43)

11. Please add the words “During Past 5 Years” at the end of the heading to the third column of the table providing information about the Trustees.

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Response: We respectfully decline to add the words “During Past 5 Years” to the end of this heading because we do not believe that Instruction 4 to Item 18(1) of Form N-2 requires the Fund to limit the directorships included in this column to only those held during the past five years, nor do we believe that Item 18(1) of Form N-2 requires “During Past 5 Years” to be included as part of the column heading. We additionally do not believe that the information currently provided under the column is confusing to investors.

Very truly yours,

/s/ Karen R. Kay

Karen R. Kay

Associate General Counsel

cc: James E. Thomas, Esq., Ropes & Gray LLP